Equity (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Equity [Abstract]
Schedule of Black-Scholes Option-Pricing Model Assumptions

The Black-Scholes option-pricing model assumptions used to value the issuance of stock options under the Plan, are noted in the following table:

	Six Months Ended December 31, 2020	Six Months Ended December 31, 2019
Weighted average expected terms (in years)	5.1	5.4
Weighted average expected volatility	117.25%	117%
Weighted average risk-free interest rate	0.3%	1.7%
Expected dividend yield	0%	0%

The Black-Scholes option-pricing model assumptions used to value the issuance of stock options under the Plan, are noted in the following table:

	Year Ended June 30, 2020	Year Ended June 30, 2019
Weighted average expected terms (in years)	5.3	4.7
Weighted average expected volatility	117%	120%
Weighted average risk-free interest rate	1.4%	2.5%
Expected dividend yield	0%	0%

Summary of Stock Option Activity

The following is a summary of the Company’s stock option activity for the six months ended December 31, 2020 and 2019:

		Weighted Average
			Remaining
		Exercise	Contractual	Intrinsic
	Options	Price	Term (Yrs)	Value
Outstanding at July 1, 2019	3,408,452	$2.97	8.5	$3,721,339
Options Granted	375,757	4.02	9.7	$181,078
Options Exercised	-	-	-	-
Options Forfeited / Cancelled	(68,968)	3.72	9.5	(53,774)
Outstanding at December 31, 2019	3,715,241	$3.06	8.4	$5,552,869
Exercisable at December 31, 2019	3,216,120	$2.92	8.3	$5,235,689

		Weighted Average
			Remaining
		Exercise	Contractual	Intrinsic
	Options	Price	Term (Yrs)	Value
Outstanding at July 1, 2020	4,092,593	$3.19	8.4	$5,553,916
Options Granted	137,788	4.50	9.7	$-
Options Exercised	-	-	-	-
Options Forfeited / Cancelled	(62,219)	4.12	8.5	(27,012)
Outstanding at December 31, 2020	4,168,162	$3.22	8.3	$5,523,012
Exercisable at December 31, 2020	4,020,948	$3.19	8.3	$5,477,794

The following is a summary of the Company’s stock option activity for the years ended June 30, 2020 and 2019:

		Weighted Average
	Options	Exercise Price	Remaining Contractual Term (Yrs)	Intrinsic Value
Outstanding at July 1, 2018	2,492,006	$2.47	9.1	$1,937,593
Options Granted	1,060,557	4.19	8.6	-
Options Exercised	-	-	-	-
Options Forfeited / Cancelled	(144,111)	3.41	9.2	(86,459)
Outstanding at June 30, 2019	3,408,452	$2.97	8.5	$3,721,339
Exercisable at June 30, 2019	2,805,437	$2.87	8.4	$3,380,482

		Weighted Average
	Options	Exercise Price	Remaining Contractual Term (Yrs)	Intrinsic Value
Outstanding at July 1, 2019	3,408,452	$2.97	8.5	$3,721,339
Options Granted	766,455	4.26	9.5	$182,328
Options Exercised	-	-	-	-
Options Forfeited / Cancelled	(82,314)	3.84	9.6	(53,977)
Outstanding at June 30, 2020	4,092,593	$3.19	8.4	$5,553,916
Exercisable at June 30, 2020	3,581,514	$3.06	8.3	$5,365,512

Schedule of Stock Option-Based Expense

The Company’s stock option-based expense for the six months ended December 31, 2020 and 2019 consisted of the following:

	Six Months Ended December 31, 2020	Six Months Ended December 31, 2019
Stock option-based expense:
Research and development expenses	$603,081	$685,124
General and administrative expenses	296,014	279,594
Sales and marketing expenses	245,408	112,290
Cost of goods sold	304,412	119,745
Board option expense	85,501	87,746
Total	$1,534,416	$1,284,499

The Company’s stock option-based expense for the years ended June 30, 2020 and June 30, 2019 consisted of the following:

	June 30, 2020	June 30, 2019
Stock option-based expense:
Research and development expenses	$1,266,911	$1,313,946
General and administrative expenses	570,765	470,748
Sales and marketing expenses	293,226	181,903
Cost of goods sold	236,825	58,182
Board option expense	182,794	885,206
Total	$2,550,521	$2,909,985